Summary of Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 219	$ 224
Commitments to originate loans
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	3,956	712
Unused lines of credit and letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	58,604	59,365
Performance standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amount of off-balance-sheet financial instruments	$ 54	$ 54